Property and Equipment, Net (Tables)	12 Months Ended
Aug. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following:
	As of August 31,
	2023	2024
	RMB	RMB
Buildings	323,307	298,164
Leasehold improvement	289,527	302,994
Motor vehicles	353	348
Electronic equipment	51,818	55,203
Office equipment	129,533	134,902
Furniture and other equipment	10,474	13,597
Others	40,475	43,400
Less: accumulated depreciation	(443,423)	(483,941)
Less: accumulated impairment	(19,477)	(26,084)
Construction in progress	7,419	10,766
Property and equipment, net	390,006	349,349